UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       GuideStone Capital Management
Address:    2401 Cedar Springs Rd
            Dallas, TX 75201

Form 13F File Number:  28-10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Rodric E. Cummins
Title:      Senior Vice President
Phone:      214.720.4752

Signature, Place, and Date of Signing:

 /s/ Rodric E. Cummins                 Dallas, TX                6-5-09
-----------------------------    -----------------------      ------------
        [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


FORM 13F
FILE NUMBER  NAME

28-03570     AXA (on behalf of Alliance Capital Management, L.P.)
28-05508     Aronson + Johnson + Ortiz, LP
28-1006      Barrow, Hanley, Mewhinney & Strauss, Inc.
28-12019     BlackRock, Inc. (on behalf of BlackRock Financial Management)
28-12019     BlackRock, Inc. (on behalf of BlackRock Institutional)
28-00096     Capital Guardian Trust Company
28-3706      Equinox Capital Management
28-10956     Genesis Asset Managers, LLP
28-04981     Goldman Sachs Group, Inc. (on behalf of Goldman Sachs Asset
             Management L.P.)
28-398       Loomis, Sayles & Company, L.P.
28-413       Lord, Abbett & Co LLC
28-06419     Lotsoff Capital Management
28-06748     Marsico Capital Management, LLC
28-00409     Mellon Financial Corporation (on behalf of The Boston Company Asset
             Management, LLC)
28-11450     Mondrian Investment Partners LTD
28-290       Northern Trust Corporation (on behalf of Northern Trust
             Investments, N.A.)
28-2701      Allianz Global Investors of America L.P. (on behalf of PIMCO)
28-04643     Payden & Rygel
28-10372     Philadelphia International Advisors, LP
28-00969     Provident Investment Counsel
28-00223     RCM Capital Management LLC
28-04760     RREEF America LLC
28-05734     Sands Capital Management, LLC
28-00399     State Street Corporation (on behalf of SSgA Funds Management, Inc.)
28-11092     TimesSquare Capital Management, LLC
28-02494     The TCW Group, Inc. (on behalf of TCW Investment Management
             Company)
28-00409     Mellon Financial Corporation (on behalf of Walter Scott & Partners
             Limited)
28-1700      Legg Mason, Inc. (on behalf of Western Asset Management Co.)
28-1700      Legg Mason, Inc. (on behalf of Western Asset Limited)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         2

Form 13F Information Table Value Total:         19,022
                                                ------
                                                (thousands)

List of Other Included Managers:                NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           Form 13F Information Table

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   Column 1        Column 2       Column 3     Column 4        Column 5        Column 6     Column 7          Column 8
----------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER      CLASS          CUSIP         VALUE          SH/PRN        INVESTMENT      OTHER         VOTING AUTHORITY
                                               (x$1000)         AMOUNT        DISCRETION     MANAGERS   SOLE      SHARED   NONE

----------------------------------------------------------------------------------------------------------------------------
ISHARES TR      RUSL 2000        464287655        196          2,450 SH         SOLE            0          2,450
----------------------------------------------------------------------------------------------------------------------------
ISHARES TR      US TIPS BD FD    464287176     18,826        184,351 SH         SOLE            0        184,351
----------------------------------------------------------------------------------------------------------------------------